Schedule of Fair Value Assets Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Marketable securities held in Trust Account	$ 13,545,503	$ 110,149,122